Restatement of previously issued consolidated financial statements - Consolidated statements of changes in equity (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 19, 2019	Dec. 18, 2019
Equity	¥ 7,671,388	¥ 8,108,777	¥ 8,333,341	¥ 8,333,341
Total equity attributable to equity holders of parents
Equity	7,461,883	7,872,988	8,096,160	8,096,160
Ordinary shares
Equity	91	91	91
Capital surplus
Equity	8,284,694	8,252,143	8,241,629	8,241,629
Foreign currency translation reserves
Equity	58,294	(3,620)	(6,431)	(6,431)
Accumulated deficit
Equity	(881,196)	(375,626)	(139,129)	(139,129)
Non-controlling interests
Equity	¥ 209,505	235,789	237,181	¥ 237,181
As previously reported
Equity		8,406,969	8,624,843
As previously reported | Total equity attributable to equity holders of parents
Equity		8,171,180	8,387,662
As previously reported | Ordinary shares
Equity		91	91
As previously reported | Capital surplus
Equity		8,430,405	8,419,891
As previously reported | Foreign currency translation reserves
Equity		6,302	4,393
As previously reported | Accumulated deficit
Equity		(265,618)	(36,713)
As previously reported | Non-controlling interests
Equity		235,789	237,181
Adjustments
Equity		(298,192)	(291,502)
Adjustments | Total equity attributable to equity holders of parents
Equity		(298,192)	(291,502)
Adjustments | Capital surplus
Equity		(178,262)	(178,262)
Adjustments | Foreign currency translation reserves
Equity		(9,922)	(10,824)
Adjustments | Accumulated deficit
Equity		¥ (110,008)	¥ (102,416)